Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Inventory, Net [Abstract]
Raw materials	$ 789	$ 1,067
Work in progress	138	197
Finished goods	219	302
Total Inventories	$ 1,146	$ 1,566